STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Ordinary Shares [Member]	Additional paid-in capital [Member]	Capital notes [Member]	Unearned compensation [Member]	Accumulated other comprehensive loss [Member]	Foreign currency translation [Member]	Accumulated deficit [Member]	Treasury Stock [Member]	Comprehensive income (loss) [Member]	Noncontrolling interest [Member]
BALANCE at Dec. 31, 2011	$ 174,703	$ 83,020	$ 820,443	$ 311,472	$ 37,089	$ (1,637)	$ 3,729	$ (1,070,341)	$ (9,072)
BALANCE, SHARES at Dec. 31, 2011		21,306,000
Issuance of shares and warrants	5,115	796	4,319
Issuance of shares and warrants, shares		200,000
Exercise of options	538	486	52
Exercise of options, shares	(125,260)	125,000
Beneficial conversion feature	109,768		109,768
Capital notes		2,978	3,232	(6,210)
Capital notes, shares		767,000
Employee stock-based compensation	5,737				5,737
Other comprehensive income:
Profit (loss)	(70,269)							(70,269)		(70,269)
Foreign currency translation adjustments	(9,097)						(9,097)			(9,097)
Change in employees plan assets and benefit obligations, net of taxes	2,440					2,440				2,440
Unrealized gains (losses) on derivatives	1,090					1,090				1,090
Comprehensive loss	(75,836)									(75,836)
BALANCE at Dec. 31, 2012	220,025	87,280	937,814	305,262	42,826	1,893	(5,368)	(1,140,610)	(9,072)
BALANCE, SHARES at Dec. 31, 2012		22,398,000
Issuance of shares and warrants	38,875	33,986	4,889
Issuance of shares and warrants, shares		8,148,000
Exercise of options	105	100	5
Exercise of options, shares	(23,932)	24,000
Beneficial conversion feature
Capital notes		71,410	141,303	(212,713)
Capital notes, shares		17,386,000
Employee stock-based compensation	2,735				2,735
Tax benefit relating to stock based compensation	(181)				(181)
Other comprehensive income:
Profit (loss)	(107,660)							(107,660)		(107,660)
Foreign currency translation adjustments	(14,242)						(14,242)			(14,242)
Change in employees plan assets and benefit obligations, net of taxes	2,350					2,350				2,350
Unrealized gains (losses) on derivatives	(759)					(759)				(759)
Comprehensive loss	(120,311)									(120,311)
BALANCE at Dec. 31, 2013	141,248	192,776	1,084,011	92,549	45,380	3,484	(19,610)	(1,248,270)	(9,072)
BALANCE, SHARES at Dec. 31, 2013		47,956,000
Establishment of a subsidiary	7,120										7,120
Issuance of shares and warrants	61,113	22,563	38,550
Issuance of shares and warrants, shares		5,470,000
Exercise of options	3,318	3,274	44
Exercise of options, shares	(762,607)	763,000
Beneficial conversion feature
Capital notes		16,504	15,341	(31,845)
Capital notes, shares		3,931,000
Employee stock-based compensation	4,637				4,637
Other comprehensive income:
Profit (loss)	(1,372)							4,263		4,263	(5,635)
Foreign currency translation adjustments	(16,643)						(5,740)			(5,740)	(10,903)
Change in employees plan assets and benefit obligations, net of taxes	(3,860)					(3,860)				(3,860)
Unrealized gains (losses) on derivatives
Comprehensive loss	(5,337)									(5,337)
OUTSTANDING SHARES, NET OF TREASURY STOCK AS OF DECEMBER 31, 2014		58,034,000
BALANCE at Dec. 31, 2014	$ 195,561	$ 235,117	$ 1,137,946	$ 60,704	$ 50,017	$ (376)	$ (25,350)	$ (1,244,007)	$ (9,072)		$ 9,418
BALANCE, SHARES at Dec. 31, 2014		58,120,000